Debt Obligations - Maturities of Long-term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 72
2014	86
2015	86
2016	505
2017	106
Thereafter	1,108
Total debt	$ 1,963	$ 853